Income Taxes, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets
Net operating loss and tax credit carry forwards	$ 5,513
Deferred tax assets valuation allowance	(232)
Accrued expenses and other liabilities [Member]
Deferred Tax Assets
Net operating loss and tax credit carry forwards	5,513	$ 382
Allowance for credit losses	3,393	3,415
Net unrealized loss on debt securities	3,193	0
Deferred compensation and employee benefits	2,799	3,124
Accrued expenses	1,843	1,300
Lease liabilities	1,132	1,142
Other	2,044	1,048
Total deferred tax assets	19,917	10,411
Deferred tax assets valuation allowance	(232)	(267)
Deferred tax liabilities
Mark to market, net	(11,081)	(3,631)
Leasing and fixed assets	(2,792)	(3,523)
Mortgage servicing rights	(2,153)	(2,414)
Basis difference in investments	(1,095)	(496)
Right-of-use assets	(935)	(948)
Intangible assets	(753)	(559)
Net unrealized gains on debt securities	0	(278)
Other	(1,006)	(1,082)
Total deferred tax liabilities	(19,815)	(12,931)
Net deferred tax liability	$ (130)	$ (2,787)